DEPOSIT WITH BANKS	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
DEPOSIT WITH BANKS
DEPOSIT WITH BANKS

NOTE 4 – DEPOSIT WITH BANKS

At September 30, 2025, and June 30, 2025, the interest rates and maturities of deposits with banks is 1.98% (June 30, 2025: 1.98% to 4.64%) per annum and 270 days (June 30, 2025 :120 to 270 days), respectively.

NOTE 4 - DEPOSIT WITH BANKS

At June 30, 2025, and 2024, the interest rates and maturities of deposits with banks are 1.98% to 4.64% (June 30, 2024: 4.64%) per annum and 120 to 270 days (June 30,2024 :120 to 365 days), respectively.